Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Entity Registrant Name	BankGuam Holding Co
Amendment Flag	false
Entity Central Index Key	0001527383
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Incorporation State Country Code	GU
Entity File Number	000-54483
Entity Tax Identification Number	66-0770448
Entity Address, Address Line One	111 W. Chalan Santo Papa
Entity Address, City or Town	Hagatna
Entity Address, Country	GU
Entity Address, Postal Zip Code	96910
City Area Code	(671)
Local Phone Number	472-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false